Significant accounting policies, judgments and estimation uncertainty - Tangible benefit obligation (Details) $ in Thousands	Jul. 31, 2014 CAD ($)
Disclosure of detailed information about tangible assets [Line Items]
Tangible benefit contribution period	7 years
Financial liabilities at fair value
Disclosure of detailed information about tangible assets [Line Items]
Tangible benefit requirement	$ 17,313